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                              ING FUNDS TRUST
                 ING Institutional Prime Money Market Fund

                    Supplement dated September 15, 2006
          to ING Institutional Prime Money Market Fund's Prospectus
                           dated July 31, 2006

Effective immediately, the third section of the purchase grid located in the right column of page 5 of the Prospectus, in the section entitled
"Shareholder Guide - How To Purchase Shares," is hereby deleted in its entirety and replaced with the following:


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
METHOD                        INITIAL                                ADDITIONAL
                             INVESTMENT                              INVESTMENT
------------------------------------------------------------------------------------------
BY WIRE                 Complete an Account                  Wire the funds in the
                        application and mail to              same manner described under
                        the address indicated                "Initial Investment."
                        above.

                        Call the ING Operations
                        Department at (866) ING-MMKT
                        or (866) 464-6658 to obtain
                        an account number.

                        Instruct your bank to wire
                        funds to the Fund in the
                        care of:

                        Bank of New York
                        ABA #021000018
                        DDA: 8900588489
                        New York City, NY
                        Credit to:
                        ING Institutional Prime Money
                        Market Fund
                        for further credit to:
                        Shareholder
                        A/C # ___________
                        (A/C # you received over
                        the telephone)
                        Shareholder Name:

                        -----------------
                        (Your Name Here)

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE